Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

December 31, 2020

AFF5-QTLY-0221
1.811311.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $19,997)	20,000	19,997
	Shares	Value

Domestic Equity Funds - 11.8%
Fidelity Advisor Series Equity Growth Fund (b)	120,436	$1,942,630
Fidelity Advisor Series Growth Opportunities Fund (b)	82,062	1,340,072
Fidelity Advisor Series Small Cap Fund (b)	66,299	882,435
Fidelity Series All-Sector Equity Fund (b)	73,261	841,035
Fidelity Series Commodity Strategy Fund (b)	906,155	4,159,251
Fidelity Series Large Cap Stock Fund (b)	188,050	3,093,426
Fidelity Series Large Cap Value Index Fund (b)	25,403	335,574
Fidelity Series Opportunistic Insights Fund (b)	89,420	1,810,756
Fidelity Series Small Cap Opportunities Fund (b)	67,720	1,085,554
Fidelity Series Stock Selector Large Cap Value Fund (b)	154,740	1,971,390
Fidelity Series Value Discovery Fund (b)	140,567	2,014,326
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,730,924)		19,476,449

International Equity Funds - 14.7%
Fidelity Series Canada Fund (b)	88,566	1,022,938
Fidelity Series Emerging Markets Fund (b)	113,080	1,282,322
Fidelity Series Emerging Markets Opportunities Fund (b)	468,058	11,682,732
Fidelity Series International Growth Fund (b)	174,975	3,111,058
Fidelity Series International Small Cap Fund (b)	48,502	995,742
Fidelity Series International Value Fund (b)	306,464	3,092,222
Fidelity Series Overseas Fund (b)	251,401	3,117,372
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,987,081)		24,304,386

Bond Funds - 52.1%
Fidelity Series Emerging Markets Debt Fund (b)	108,245	1,032,659
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	30,108	325,769
Fidelity Series Floating Rate High Income Fund (b)	27,329	248,419
Fidelity Series High Income Fund (b)	120,001	1,135,208
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,698,383	18,223,652
Fidelity Series International Credit Fund (b)	12,712	130,041
Fidelity Series Investment Grade Bond Fund (b)	5,099,828	60,789,952
Fidelity Series Long-Term Treasury Bond Index Fund (b)	393,753	3,610,719
Fidelity Series Real Estate Income Fund (b)	72,814	764,547
TOTAL BOND FUNDS
(Cost $79,557,960)		86,260,966

Short-Term Funds - 21.4%
Fidelity Cash Central Fund 0.11% (c)	342,203	342,271
Fidelity Series Government Money Market Fund 0.13% (b)(d)	28,279,232	28,279,232
Fidelity Series Short-Term Credit Fund (b)	658,174	6,739,697
TOTAL SHORT-TERM FUNDS
(Cost $35,174,392)		35,361,200
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $145,470,354)		165,422,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,302)
NET ASSETS - 100%		$165,395,696

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	March 2021	$213,080	$124	$124
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	March 2021	193,230	(6,107)	(6,107)
TOTAL FUTURES CONTRACTS					$(5,983)

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,997.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$448
Total	$448

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,666,180	$830,337	$1,176,642	$428,795	$327,508	$295,247	$1,942,630
Fidelity Advisor Series Growth Opportunities Fund	923,185	821,614	957,727	350,239	192,102	360,898	1,340,072
Fidelity Advisor Series Small Cap Fund	678,094	296,952	475,308	29,609	32,289	350,408	882,435
Fidelity Series All-Sector Equity Fund	722,384	255,047	467,057	58,438	27,460	303,201	841,035
Fidelity Series Canada Fund	712,048	285,279	313,878	21,498	(9,103)	348,592	1,022,938
Fidelity Series Commodity Strategy Fund	4,987,475	357,540	2,127,650	18,809	(514,045)	1,455,931	4,159,251
Fidelity Series Emerging Markets Debt Fund	943,028	109,890	192,272	40,417	(8,050)	180,063	1,032,659
Fidelity Series Emerging Markets Debt Local Currency Fund	--	323,281	15,723	1,920	405	17,806	325,769
Fidelity Series Emerging Markets Fund	707,859	423,264	376,832	18,183	16,857	511,174	1,282,322
Fidelity Series Emerging Markets Opportunities Fund	6,640,525	4,020,657	3,858,128	350,011	436,529	4,443,149	11,682,732
Fidelity Series Floating Rate High Income Fund	233,060	25,441	40,524	8,631	(1,895)	32,337	248,419
Fidelity Series Government Money Market Fund 0.13%	28,109,999	8,333,965	8,164,732	42,081	--	--	28,279,232
Fidelity Series High Income Fund	1,015,645	131,965	163,223	47,921	1,756	149,065	1,135,208
Fidelity Series Inflation-Protected Bond Index Fund	16,675,121	3,071,804	2,608,000	239,002	17,289	1,067,438	18,223,652
Fidelity Series International Credit Fund	113,848	8,156	--	8,156	--	7,349	130,041
Fidelity Series International Growth Fund	3,899,704	671,768	2,262,875	433,899	897,684	(95,223)	3,111,058
Fidelity Series International Small Cap Fund	931,403	71,612	415,619	8,011	101,631	306,715	995,742
Fidelity Series International Value Fund	3,221,518	412,638	1,662,601	85,474	12,711	1,107,956	3,092,222
Fidelity Series Investment Grade Bond Fund	55,741,096	12,174,394	8,988,914	3,376,211	19,801	1,843,575	60,789,952
Fidelity Series Large Cap Stock Fund	2,430,531	1,139,413	1,360,537	196,053	40,750	843,269	3,093,426
Fidelity Series Large Cap Value Index Fund	258,890	88,612	114,466	6,806	13,723	88,815	335,574
Fidelity Series Long-Term Treasury Bond Index Fund	3,817,340	1,241,516	914,020	403,195	59,745	(593,862)	3,610,719
Fidelity Series Opportunistic Insights Fund	1,586,370	594,018	955,604	234,492	294,773	291,199	1,810,756
Fidelity Series Overseas Fund	3,004,872	579,628	1,652,158	34,666	(19,716)	1,204,746	3,117,372
Fidelity Series Real Estate Income Fund	615,792	98,296	102,302	45,514	1,555	151,206	764,547
Fidelity Series Short-Term Credit Fund	6,376,386	166,746	36,343	123,685	315	232,593	6,739,697
Fidelity Series Small Cap Opportunities Fund	847,281	378,831	608,782	25,255	133,353	334,871	1,085,554
Fidelity Series Stock Selector Large Cap Value Fund	1,557,195	470,406	710,431	42,321	34,505	619,715	1,971,390
Fidelity Series Value Discovery Fund	1,540,712	489,383	710,096	42,207	69,713	624,614	2,014,326
	$149,957,541	$37,872,453	$41,432,444	$6,721,499	$2,179,645	$16,482,847	$165,060,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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